Cover	Jan. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-55648
Entity Registrant Name	INNOVATIVE PAYMENT SOLUTIONS, INC.
Entity Central Index Key	0001591913
Entity Tax Identification Number	33-1230229
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	732 S 6th St
Entity Address, Address Line Two	#4621
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89101
City Area Code	866
Local Phone Number	477-4729
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false